QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811- 22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267- 7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund; REMS International Real Estate Value-Opportunity Fund; Select Value Real Estate Securities Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 87.13%

DIVERSIFIED/OTHER - 26.04%
Equinix, Inc.	6,300	$2,727,207
iStar Financial Inc.	476,900	5,326,973
JBG SMITH Properties	27,200	1,001,776
Kennedy-Wilson Holdings, Inc.	238,900	5,136,350
The Howard Hughes Corp.	38,200	4,745,204
VEREIT, Inc.	705,400	5,121,204

		24,058,714

HEALTHCARE - 9.26%
Brookdale Senior Living, Inc.	321,900	3,164,277
HCP, Inc.	204,700	5,387,704

		8,551,981

HOTEL - 6.05%
Hersha Hospitality Trust	158,400	3,590,928
RLJ Lodging Trust	90,706	1,998,253

		5,589,181

MULTI-FAMILY - 11.10%
American Homes 4 Rent	197,300	4,318,897
Rayonier	59,500	2,011,695
William Lyon Homes - Class A	246,700	3,920,063

		10,250,655

OFFICE/INDUSTRIAL - 25.36%
Brandywine Realty Trust	310,900	4,887,348
City Office REIT Inc.	288,500	3,640,870
Cousins Property	631,300	5,612,257
Empire State Realty Trust Inc. “A”	233,400	3,876,774
Liberty Property Trust	128,000	5,408,000

		23,425,249

RETAIL - 5.51%
Brixmor Property Group, Inc.	290,700	5,090,157

SELF STORAGE - 3.81%
Jernigan Capital, Inc.	182,500	3,520,425

TOTAL COMMON STOCKS - 87.13%		80,486,362

PREFERRED STOCK - 7.11%

DIVERSIFIED/OTHER - 2.83%
iStar Financial Inc, Series I, 7.500%	107,755	2,616,291

HOTEL - 2.18%
RLJ Lodging Trust, Series A, 1.950%	77,200	2,011,060

MORTGAGE REIT - 2.10%
Colony Capital, Inc., Series H, 7.125%	85,500	1,944,270

TOTAL PREFERRED STOCKS - 7.11%		6,571,621

TOTAL LONG POSITIONS - 94.24%		87,057,983

MONEY MARKET - 5.26%
Money Market Fiduciary 0.0685%*	4,855,399	4,855,399

NET INVESTMENTS IN SECURITIES - 99.50%		91,913,382
Other assets, net of liabilities - 0.50%		466,268

NET ASSETS - 100%		$92,379,650

SECURITIES SOLD SHORT

EXCHANGE TRADED FUNDS - (4.10)%
Vanguard Real Estate ETF	(47,000)	$(3,791,960)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		$(3,791,960)

* Effective 7 day yield as of September 30, 2018

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$80,486,362	$–	$–	$80,486,362
Preferred Stocks	6,571,621	–	–	6,571,621
Money Market	4,855,399	–	–	4,855,399

	$91,913,382	$–	$–	$91,913,382

Securities Sold Short	$(3,791,960)	$–	$–	$(3,791,960)

	$(3,791,960)	$–	$–	$(3,791,960)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2018.

At September 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $81,543,838 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,167,847
Gross unrealized depreciation	(3,798,303)

Net unrealized appreciation	$10,369,544

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

Security Description	Shares	Fair Value

COMMON STOCK - 92.36%

DIVERSIFIED - 37.44%
Capital & Counties Properties PLC	669,600	$2,324,224
CapitaLand Ltd.	1,350,000	3,327,847
Hulic Company, Ltd.	353,600	3,470,023
Land Securities Group PLC	238,100	2,741,626
Merlin Properties SOCIMI, S.A.	224,300	3,043,011
MTR Corporation Ltd.	560,000	2,947,218
Swire Properties Ltd.	893,000	3,382,230
The Wharf (Holdings) Ltd.	1,044,300	2,841,397
Wheelock & Co. Ltd.	511,000	3,064,668

		27,142,244

HOTEL - 5.74%
Belmond Ltd.	149,500	2,728,375
Melia Hotels International SA	128,100	1,433,744

		4,162,119

MULTI-FAMILY/HOUSING - 12.30%
Aedas Homes SL	89,451	2,826,955
Glenveagh Properties PLC	2,403,963	2,763,176
Irish Residential Properties	1,937,000	3,323,913

		8,914,044

OFFICE/INDUSTRIAL - 32.76%
BR Properties S.A.	199,200	377,329
CA Immobilien Anlagen AG	78,750	2,814,263
Corporacion Inmobiliaria Vesta SAB	2,047,588	3,156,616
Derwent London plc	76,900	2,863,703
Hibernia REIT PLC	1,867,900	3,079,552
Hongkong Land Holdings Ltd.	483,000	3,197,460
Mitsubishi Estate Co., Ltd.	136,000	2,312,551
National Storage REIT	3,314,027	4,000,596
VIB Vermogen AG	72,400	1,941,763

		23,743,833

RETAIL - 4.12%
Shopping Centres Australasia Property Group	1,719,700	2,983,432

TOTAL COMMON STOCK - 92.36%		66,945,672

MONEY MARKET - 6.70%
Money Market Fiduciary 0.0685%*	4,860,314	4,860,314

NET INVESTMENTS IN SECURITIES - 99.06%		71,805,986
Other assets, net of liabilities - 0.94%		680,197

NET ASSETS - 100.00%		$72,486,183

* Effective 7 day yield as of September 30, 2018

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$66,945,672	$–	$–	$66,945,672
Money Market	4,860,314	–	–	4,860,314

	$71,805,986	$–	$–	$71,805,986

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2018.

At September 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $72,640,088 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,649,602
Gross unrealized depreciation	(4,483,704)

Net unrealized depreciation	$(834,102)

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 52.35%

DIVERSIFIED/OTHER - 8.44%
Kennedy-Wilson Holdings Inc.	136,600	$2,936,900
VEREIT, Inc.	348,100	2,527,206

		5,464,106

HEALTHCARE - 5.46%
HCP, Inc.	134,500	3,540,040

HOTEL - 6.90%
Hersha Hospitality Trust	129,246	2,930,007
RLJ Lodging Trust	69,900	1,539,897

		4,469,904

MULTI-FAMILY - 5.76%
CatchMark Timber Trust Inc.	201,800	2,306,574
Mid-America Apartment Communities, Inc.	14,200	1,422,556

		3,729,130

OFFICE/INDUSTRIAL - 19.00%
Brandywine Realty Trust	160,700	2,526,204
City Office REIT Inc.	206,000	2,599,720
Gramercy Property Trust	84,200	2,310,448
Liberty Property Trust	68,800	2,906,800
STAG Industrial, Inc.	71,400	1,963,500

		12,306,672

RETAIL - 6.79%
Brixmor Property Group, Inc.	158,100	2,768,331
Weingarten Realty Investors	54,800	1,630,848

		4,399,179

TOTAL COMMON STOCKS - 52.35%		33,909,031

PREFERRED STOCK - 45.83%

CONVERTIBLE PREFERRED - 4.80%
Ramco-Gershenson Properties Trust, Series D, 7.250%	37,300	2,007,486
RLJ Lodging Trust, Series A, 1.950%	42,400	1,104,520

		3,112,006

DIVERSIFIED/OTHER - 13.40%
Colony Capital, Inc., Series G, 7.500%	31,000	735,940
Digital Realty Trust Inc., Series C, 6.625%	17,500	459,200
Digital Realty Trust Inc., Series G, 5.875%	40,700	1,001,627
iStar Financial Inc, Series D, 8.000%	41,500	1,037,500
iStar Financial Inc., Series I, 7.500%	46,700	1,133,876
National Storage Affiliates Trust, Series A, 6.000%	46,700	1,159,561
Public Storage, Series A, 5.8750%	30,200	770,704
VEREIT, Inc., Series F, 6.700%	45,800	1,138,130
Vornado Realty Trust, Series L, 5.400%	51,900	1,241,967

		8,678,505

HOTEL - 5.25%
Hersha Hospitality Trust, Series C, 6.875%	27,900	685,503
Hersha Hospitality Trust, Series D, 6.500%	19,700	456,449
LaSalle Hotel Properties, Series I, 6.375%	39,400	974,756
Summit Hotel Properties, Series E, 6.250%	26,900	634,840
Sunstone Hotel Investors, Series F, 6.450%	26,130	649,330

		3,400,878

INDUSTRIAL - 6.02%
Monmouth Real Estate Investment Corp., Series C, 6.1250%	31,500	754,425
PS Business Parks, Inc., Series U, 5.750%	44,600	1,101,620
PS Business Parks, Inc., Series X, 5.250%	9,400	214,790
PS Business Parks, Inc., Series Y, 5.200%	8,400	187,992
Rexford Industrial Realty, Series A, 5.875%	51,200	1,266,688
Rexford Industrial Realty, Series B, 5.875%	15,000	371,550

		3,897,065

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

	Shares	Fair Value

MORTGAGE REIT - 1.50%
Annaly Capital Management, Series C, 7.625%	19,950	$507,129
Annaly Capital Management, Series D, 7.500%	18,300	463,905

		971,034

MULTI-FAMILY - 4.04%
American Homes 4 Rent, Series D, 6.500%	32,600	815,000
American Homes 4 Rent, Series E, 6.350%	17,000	415,990
Investors Real Estate Trust, Series C, 6.625%	30,400	752,400
UMH Properties, Inc., Series B, 8.000%	24,300	636,198

		2,619,588

OFFICE - 3.70%
Boston Properties, Inc., Series B, 5.250%	31,700	764,604
City Office REIT, Series A, 6.625%	40,000	996,400
SL Green Realty Corp., Series I, 6.500%	25,300	633,512

		2,394,516

RETAIL - 7.12%
Brookfield Property REIT Inc., Series A, 6.375%	27,700	671,725
Developers Diversified Realty Corp., Series J, 6.500%	14,000	341,740
Developers Diversified Realty Corp., Series K, 6.250%	27,740	649,116
Penn Real Estate Investment Trust, Series C, 7.200%	29,600	672,216
Saul Centers, Inc., Series C, 6.875%	14,700	368,235
Taubman Centers Inc., Series K, 6.250%	41,600	1,045,408
Washington Prime Group, Series I, 6.875%	42,300	867,150

		4,615,590

TOTAL PREFERRED STOCKS - 45.83%		29,689,182

TOTAL LONG POSITIONS - 98.18%		63,598,213

MONEY MARKET - 2.16%
Money Market Fiduciary 0.0685%*	1,398,349	1,398,349

NET INVESTMENTS IN SECURITIES - 100.34%		64,996,562
Liabilities in excess of other assets - (0.34)%		(219,039)

NET ASSETS - 100%		$64,777,523

* Effective 7 day yield as of September 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$33,909,031	$–	$–	$33,909,031
Preferred Stocks	29,689,182	–	–	29,689,182
Money Market	1,398,349	–	–	1,398,349

	$64,996,562	$–	$–	$64,996,562

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2018.

At September 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $61,555,142 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,124,925
Gross unrealized depreciation	(1,683,505)

Net unrealized appreciation	$3,441,420

SELECT VALUE REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.26%

DIVERSIFIED/OTHER - 24.59%
The Howard Hughes Corp.	26,800	$3,329,096
iStar Financial, Inc.	327,700	3,660,409
Kennedy-Wilson Holdings, Inc.	169,300	3,639,950
VEREIT, Inc.	407,000	2,954,820

		13,584,275

HEALTHCARE - 6.86%
Brookdale Senior Living Inc.	156,900	1,542,327
HCP, Inc.	85,300	2,245,096

		3,787,423

HOTEL - 3.31%
Hersha Hospitality Trust	64,100	1,453,147
RLJ Lodging Trust	17,100	376,713

		1,829,860

MULTI-FAMILY - 17.89%
American Homes 4 Rent	69,000	1,510,410
CatchMark Timber Trust, Inc.	332,100	3,795,903
Five Point Holdings, LLC	62,500	588,125
Rayonier Inc.	35,675	1,206,172
William Lyon Homes - Class “A”	175,300	2,785,517

		9,886,127

OFFICE/INDUSTRIAL - 29.70%
Brandywine Realty Trust	166,000	2,609,520
City Office REIT, Inc.	206,800	2,609,816
Cousins Properties	514,500	4,573,905
Empire State Realty Trust, Inc. “A”	186,100	3,091,121
Gramercy Property Trust	55,700	1,528,408
Liberty Property Trust	24,400	1,030,900
STAG Industrial, Inc.	35,100	965,250

		16,408,920

SELF STORAGE - 2.40%
Jernigan Capital, Inc.	68,600	1,323,294

RETAIL - 5.51%
Brixmor Property Group, Inc.	173,900	3,044,989

TOTAL COMMON STOCKS - 90.26%		49,864,888

PREFERRED STOCK - 4.22%

DIVERSIFIED/OTHER - 2.55%
iStar Financial Inc, Series G, 7.650%	29,900	726,869
iStar Financial Inc., Series I, 7.500%	28,028	680,520

		1,407,389

SELECT VALUE REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

	Shares	Fair Value

HOTEL - 0.13%
Summit Hotel Properties, Series E, 6.250%	3,090	$72,924

MULTI-FAMILY - 1.54%
American Homes 4 Rent, Series E, 6.350%	34,900	854,003

TOTAL PREFERRED STOCKS - 4.22%		2,334,316

MONEY MARKET - 31.89%
Money Market Fiduciary 0.0685%*	17,619,272	17,619,272

NET INVESTMENTS IN SECURITIES - 126.37%		69,818,476
Liabilities in excess of other assets - (26.37)%		(14,570,400)

NET ASSETS - 100%		$55,248,076

* Effective 7 day yield as of September 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$49,864,888	$–	$–	$49,864,888
Preferred Stocks	2,334,316	–	–	2,334,316
Money Market	17,619,272	–	–	17,619,272

	$69,818,476	$–	$–	$69,818,476

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2018.

At September 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $70,003,298 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,640,081
Gross unrealized depreciation	(2,824,903)

Net unrealized depreciation	$(184,822)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1    Certification of Principal Executive Officer

99.2    Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: November 26, 2018

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 26, 2018